Income taxes - Summary of deferred tax assets and (liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Deferred tax income (expense)	€ (6,119)	€ 22,789
Net deferred tax asset	(12,601)	(17,333)	€ 4,932
Deferred tax assets and liabilities
Deferred tax assets	28,748	36,376
Deferred tax liabilities	(16,146)	(19,043)
Deferred tax asset, net	12,601	17,333	€ (4,932)
Other assets and prepayments
Deferred tax assets and liabilities
Deferred tax income (expense)	(777)	(1,604)
Net deferred tax asset	(10,174)	9,397
Deferred tax assets and liabilities
Deferred tax asset, net	10,174	(9,397)
Intangible assets
Deferred tax assets and liabilities
Deferred tax income (expense)	8,754	11,903
Net deferred tax asset	27,461	(19,907)
Deferred tax assets and liabilities
Deferred tax asset, net	(27,461)	19,907
Trade and other payables
Deferred tax assets and liabilities
Deferred tax income (expense)	780	(7,804)
Net deferred tax asset	(452)	1,232
Deferred tax assets and liabilities
Deferred tax asset, net	452	(1,232)
Tax loss carry-forward
Deferred tax assets and liabilities
Deferred tax income (expense)	(1,885)	11,411
Net deferred tax asset	(18,139)	16,254
Deferred tax assets and liabilities
Deferred tax asset, net	18,139	(16,254)
Tax step-up (write-down)
Deferred tax assets and liabilities
Deferred tax income (expense)	5,100	(2,200)
Net deferred tax asset		5,100
Deferred tax assets and liabilities
Deferred tax asset, net		(5,100)
Other assets non-current
Deferred tax assets and liabilities
Deferred tax income (expense)	(139)	(1,240)
Net deferred tax asset	1,641	(1,781)
Deferred tax assets and liabilities
Deferred tax asset, net	(1,641)	1,781
Other
Deferred tax assets and liabilities
Deferred tax income (expense)	(5,713)	12,323
Net deferred tax asset	(12,938)	(7,038)
Deferred tax assets and liabilities
Deferred tax asset, net	€ 12,938	€ 7,038